Property, plant and equipment - Schedule of disposal of assets (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2019	Jun. 30, 2018		Dec. 31, 2018
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 3,416,387			$ 3,522,010
Loss	(74)	$ 0	[1]
Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Sale price		10,175
Gain		10,175
Deferred Gain		0
Loss		0
LR1 Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	6,615
Gain	442
Deferred Gain	0
Loss	0
Other
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	13
Gain	13
Deferred Gain	0
Loss	(74)
Assets Sold From Assets Held For Sale
Disclosure of detailed information about property, plant and equipment [line items]
Sale price	6,628	10,175
Gain	455	10,175
Deferred Gain	0	0
Loss	(74)	0
Book Value
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	4,981,080			$ 4,931,598
Book Value | Cap Jean
Disclosure of detailed information about property, plant and equipment [line items]
Book Value		0
Book Value | LR1 Genmar Compatriot
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	6,173
Book Value | Other
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	0
Book Value | Assets Sold From Assets Held For Sale
Disclosure of detailed information about property, plant and equipment [line items]
Book Value	$ 6,173	$ 0

[1]	The Group has initially applied IFRS 16 at January 1, 2019, using the modified retrospective approach. Under this approach, comparative information is not restated.